CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 104.1%
United States Treasury Obligations: 96.6%
	United States Treasury Bills
$10,000,000	0.08% 07/02/20	$9,998,083
200,000	0.48% 05/05/20 (a)	199,909
41,500,000	1.50% 04/09/20 (a) †	41,484,967
44,000,000	1.52% 04/02/20 †	43,998,149
45,000,000	1.53% 06/11/20 (a) †	44,992,767
55,000,000	1.53% 05/21/20 (a) †	54,883,125
7,000,000	1.53% 05/28/20 (a)	6,983,042
30,000,000	1.54% 05/07/20 (a) †	29,953,860
10,000,000	1.55% 05/14/20 (a)	9,981,546
40,000,000	1.57% 06/25/20 (a)	39,994,664
50,000,000	1.60% 04/16/20 (a) †	49,966,666
		332,436,778

Number of Shares
Money Market Fund: 7.5%
25,720,859	Invesco Treasury Portfolio - Institutional Class	25,720,859
Total Short-Term Investments (Cost: $357,886,481)		358,157,637
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $507,991)
Money Market Fund: 0.1%
507,991	State Street Navigator Securities Lending Government Money Market Portfolio	507,991
Total Investments: 104.2% (Cost: $358,394,472)		358,665,628
Liabilities in excess of other assets: (4.2)%		(14,615,015)
NET ASSETS: 100.0%		$344,050,613

Total Return Swap Contracts

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Depreciation	% of Net Assets
UBS	UBS Bloomberg Constant Maturity Commodity Index Total Return	$349,655,000	0.42%	Monthly	04/08/20	$(4,765,744)	(1.4)%

Footnotes:
(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $62,633,013.
(b)	The rate shown reflects the rate in effect at the reporting period: 3-Month T-Bill rate + 042%.
†	Security fully or partially on loan. Total market value of securities on loan is $95,900,139.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Government	92.8%	$332,436,778
Money Market Fund	7.2	25,720,859
	100.0%	$358,157,637

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.9%
Brazil: 3.8%
4,861,300	Fleury SA	$18,935,877
7,545,400	International Meal Co. Alimentacao SA	3,978,830
4,351,000	IRB Brasil Resseguros SA	8,105,633
38,100	Locaweb Servicos de Internet SA Reg S 144A *	131,984
8,149,700	Movida Participacoes SA	12,688,569
5,108,000	Rumo SA *	19,316,834
		63,157,727
China / Hong Kong: 42.1%
667,400	Alibaba Group Holding Ltd. (ADR) *	129,795,952
14,021,000	A-Living Services Co. Ltd. Reg S 144A #	67,242,059
2,001,000	Anta Sports Products Ltd. #	14,520,653
167,000	Baozun, Inc. (ADR) * †	4,665,980
136,000	BeiGene Ltd. (ADR) *	16,742,960
8,365,994	China Animal Healthcare Ltd. * # ∞	153,178
4,310,000	China Conch Venture Holdings Ltd. #	19,114,827
18,284,000	China Education Group Holdings Ltd. Reg S † #	25,303,233
32,755,000	Fu Shou Yuan International Group Ltd. #	28,629,300
1,126,000	Galaxy Entertainment Group Ltd. #	5,930,439
606,100	GDS Holdings Ltd. (ADR) *	35,135,617
997,000	HUYA, Inc. (ADR) * †	16,899,150
656,000	Jinxin Fertility Group Ltd. Reg S 144A *	727,690
62,796	Kweichow Moutai Co. Ltd. #	9,758,969
963,000	Meituan Dianping Reg S * #	11,480,159
187,000	New Oriental Education & Technology Group, Inc. (ADR) *	20,240,880
8,067,994	Ping An Bank Co. Ltd. #	14,432,803
2,615,000	Ping An Healthcare and Technology Co. Ltd. Reg S 144A * † #	24,078,542
8,566,000	Ping An Insurance Group Co. of China Ltd. #	83,657,742
1,517,000	Shenzhou International Group Holdings Ltd. #	15,913,423
2,147,500	Tencent Holdings Ltd. #	106,145,758
907,000	Tencent Music Entertainment Group (ADR) *	9,124,420
8,150,000	Topsports International Holdings Ltd. Reg S 144A #	8,447,266
2,219,000	Wuxi Biologics Cayman, Inc. Reg S 144A * #	28,329,592
369,973	Yifeng Pharmacy Chain Co. Ltd. #	4,835,806
		701,306,398
Egypt: 2.4%
36,987,115	Cleopatra Hospital *	10,809,449
6,163,312	Commercial International Bank Egypt SAE #	22,752,247
14,870,278	Juhayna Food Industries #	5,675,592
		39,237,288
Georgia: 1.0%
1,072,197	Bank of Georgia Group Plc (GBP) #	12,170,202
815,197	Georgia Capital Plc (GBP) * #	4,318,710
		16,488,912
Germany: 1.5%
350,000	Delivery Hero SE Reg S 144A * #	25,733,422
Hungary: 0.8%
442,000	OTP Bank Nyrt #	12,678,461
India: 9.1%
3,290,007	Bandhan Bank Ltd. Reg S 144A #	8,813,826
6,675,000	Cholamandalam Investment and Finance Co. Ltd. #	13,335,989
3,057,000	HDFC Bank Ltd. #	34,678,325
816,000	HDFC Bank Ltd. (ADR)	31,383,360
20,957,220	Lemon Tree Hotels Ltd. Reg S 144A *	6,163,786
1,585,000	Oberoi Realty Ltd. #	7,076,139
1,973,200	Phoenix Mills Ltd.	14,867,223
1,357,000	Reliance Industries Ltd. #	19,543,787
1,344,000	Titan Co. Ltd. #	16,576,710
		152,439,145
Indonesia: 1.7%
67,375,000	Bank Rakyat Indonesia Tbk PT #	12,356,919
120,500,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT * #	15,687,440
		28,044,359
Kenya: 0.9%
62,420,000	Safaricom Plc #	15,809,818
Kuwait: 0.7%
1,481,090	Human Soft Holding Co. KSC #	11,104,167
Malaysia: 0.5%
7,860,400	Malaysia Airports Holdings Bhd #	7,852,916
Mexico: 2.3%
7,626,147	Qualitas Controladora SAB de CV	19,494,132
5,722,000	Regional SAB de CV	15,051,230
4,346,900	Unifin Financiera SAB de CV SOFOM ENR	3,455,898
		38,001,260
Netherlands: 2.9%
682,727	Prosus NV * #	47,805,080
Philippines: 4.2%
55,622,700	Ayala Land, Inc. #	32,823,221
166,800,000	Bloomberry Resorts Corp. #	19,624,063
12,263,740	International Container Terminal Services, Inc. #	17,933,540
		70,380,824
Russia: 2.9%
2,411,000	Sberbank of Russia PJSC (ADR) #	22,711,193
750,000	Yandex NV (USD) *	25,537,500
		48,248,693
Saudi Arabia: 0.1%
147,000	Leejam Sports Co. JSC #	2,034,209
Singapore: 0.3%
96,000	Sea Ltd. (ADR) *	4,253,760
South Africa: 2.3%
9,026,708	Advtech Ltd. #	3,792,214
142,727	Naspers Ltd. #	20,283,559
21,069,810	Transaction Capital Ltd. #	14,327,546
		38,403,319
South Korea: 3.8%
321,000	Douzone Bizon Co. Ltd. #	21,183,355
32,302	Koh Young Technology, Inc. #	2,046,319
8,000	NCSoft Corp.	4,269,635
187,185	Samsung SDI Co. Ltd. #	36,443,107
		63,942,416
Spain: 1.3%
1,371,379	CIE Automotive SA † #	20,979,969
Taiwan: 3.8%
5,600,000	Chroma ATE, Inc. #	22,827,718
2,053,132	Poya International Co. Ltd. #	29,072,816
528,000	Wiwynn Corp. #	12,140,453
		64,040,987
Thailand: 2.0%
6,194,000	CP ALL PCL #	11,450,184
11,916,176	Srisawad Corp. PCL #	15,330,607
348,334	Srisawad Corp. PCL - Foreign #	448,145
14,565,000	Thai Beverage PCL (SGD) #	6,161,702
		33,390,638
Turkey: 3.0%
3,102,147	AvivaSA Emeklilik ve Hayat AS #	6,220,590
9,375,392	MLP Saglik Hizmetleri AS Reg S 144A * #	18,325,804
10,507,140	Sok Marketler Ticaret AS * #	14,779,211
4,577,954	Tofas Turk Otomobil Fabrikasi AS	11,387,343
		50,712,948
United Arab Emirates: 0.1%
1,239,000	NMC Health Plc (GBP) #	1,758,072
United Kingdom: 0.9%
8,775,508	Helios Towers Plc * #	15,088,169
812,346	Hirco Plc * # ∞	0
		15,088,169
United States: 1.3%
2,014,000	Laureate Education, Inc. *	21,167,140
Uruguay: 0.2%
2,100,797	Biotoscana Investments SA (BDR) *	3,719,584
Total Common Stocks (Cost: $1,680,496,685)		1,597,779,681
PREFERRED STOCKS: 0.8%
Brazil: 0.8% (Cost: $21,133,115)
3,064,890	Itau Unibanco Holding SA, 8.71%	13,619,505
MONEY MARKET FUND: 4.0% (Cost: $67,190,492)
67,190,492	Invesco Treasury Portfolio - Institutional Class	67,190,492
Total Investments Before Collateral for Securities Loaned: 100.7% (Cost: $1,768,820,292)		1,678,589,678
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $4,525,454)
Money Market Fund: 0.3%
4,525,454	State Street Navigator Securities Lending Government Money Market Portfolio	4,525,454
Total Investments: 101.0% (Cost: $1,773,345,746)		1,683,115,132
Liabilities in excess of other assets: (1.0)%		(16,201,971)
NET ASSETS: 100.0%		$1,666,913,161

Definitions:
BDR	Brazilian Depositary Receipt
GBP	British Pound
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $36,113,429.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,129,729,265 which represents 67.8% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount of marketability and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $187,993,971, or 11.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.7%	$197,128,210
Consumer Discretionary	30.1	504,630,593
Consumer Staples	3.1	52,661,464
Energy	1.2	19,543,787
Financials	22.9	385,030,503
Health Care	7.4	123,580,748
Industrials	8.6	144,148,745
Information Technology	7.7	129,908,553
Real Estate	3.3	54,766,583
Money Market Fund	4.0	67,190,492
	100.0%	$1,678,589,678

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.2%
Australia: 1.0%
101,800	BHP Group Ltd. (ADR) †	$3,735,042
Canada: 26.5%
400,006	Agnico-Eagle Mines Ltd. (USD)	15,916,239
1,278,745	Barrick Gold Corp. (USD)	23,426,608
2,446,600	First Quantum Minerals Ltd.	12,499,861
2,043,200	Kinross Gold Corp. (USD) *	8,131,936
491,500	Kirkland Lake Gold Ltd. (USD)	14,548,400
1,572,300	Lundin Mining Corp.	5,910,230
455,871	Nutrien Ltd. (USD)	15,472,262
		95,905,536
Cayman Islands: 0.7%
270,300	Alussa Energy Acquisition Corp. (USD) *	2,675,970
Finland: 1.2%
132,400	Neste Oil Oyj #	4,401,973
Israel: 4.5%
200,100	SolarEdge Technologies, Inc. (USD) *	16,384,188
Netherlands: 1.3%
141,500	Royal Dutch Shell Plc (ADR)	4,621,390
Russia: 0.6%
79,500	MMC Norilsk Nickel PJSC (ADR) #	1,969,241
South Africa: 0.4%
101,700	Sibanye Stillwater Ltd. (ADR) * #	480,024
866,300	Sibanye Stillwater Ltd. *	1,093,198
		1,573,222
United Kingdom: 7.6%
533,900	Anglo American Plc #	9,355,858
393,400	Rio Tinto Plc (ADR)	17,923,304
		27,279,162
United States: 54.4%
107,900	Bunge Ltd.	4,427,137
268,800	Cabot Oil & Gas Corp.	4,620,672
522,900	CF Industries Holdings, Inc.	14,222,880
104,734	Chart Industries, Inc. *	3,035,191
155,500	Chevron Corp.	11,267,530
61,300	Cimarex Energy Co.	1,031,679
132,182	Concho Resources, Inc.	5,663,999
221,066	Corteva, Inc.	5,195,051
193,568	Diamondback Energy, Inc.	5,071,482
40,066	Dow, Inc.	1,171,530
40,066	DuPont de Nemours, Inc.	1,366,251
135,600	EOG Resources, Inc.	4,870,752
725,200	Freeport-McMoRan Copper and Gold, Inc.	4,895,100
518,191	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,576,278
59,300	IPG Photonics Corp. * †	6,539,604
29,200	Kansas City Southern	3,713,656
200,100	Kirby Corp. *	8,698,347
273,700	Louisiana-Pacific Corp.	4,702,166
528,155	Newmont Mining Corp.	23,914,858
155,200	Ormat Technologies, Inc.	10,500,832
870,100	Parsley Energy, Inc.	4,985,673
99,800	Pioneer Natural Resources Co.	7,000,970
52,500	Sanderson Farms, Inc.	6,474,300
244,000	Solaris Oilfield Infrastructure, Inc.	1,281,000
232,700	Steel Dynamics, Inc.	5,245,058
900,800	Sunrun, Inc. * †	9,098,080
221,500	Tyson Foods, Inc.	12,818,205
28,200	Union Pacific Corp.	3,977,328
197,200	Valero Energy Corp.	8,944,992
534,600	WPX Energy, Inc. *	1,630,530
		196,941,131
Total Common Stocks (Cost: $384,683,927)		355,486,855
MONEY MARKET FUND: 1.7% (Cost: $6,028,802)
6,028,802	Invesco Treasury Portfolio - Institutional Class	6,028,802
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $390,712,729)		361,515,657
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1% (Cost: $3,743,689)
Money Market Fund: 1.1%
3,743,689	State Street Navigator Securities Lending Government Money Market Portfolio	3,743,689
Total Investments: 101.0% (Cost: $394,456,418)		365,259,346
Liabilities in excess of other assets: (1.0)%		(3,498,280)
NET ASSETS: 100.0%		$361,761,066

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,044,447.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $16,207,096 which represents 4.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	6.6%	$23,719,642
Energy	18.8	68,068,612
Industrials	7.9	28,522,602
Information Technology	6.3	22,923,792
Materials	52.9	191,175,097
Real Estate	2.9	10,576,278
Utilities	2.9	10,500,832
Money Market Fund	1.7	6,028,802
	100.0%	$361,515,657

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.2%
Australia: 19.9%
4,445,667	Bellevue Gold Ltd. *	$1,093,812
26,099,415	Bellevue Gold Ltd. * #	6,494,095
20,068,720	Cardinal Resources Ltd. * #	4,019,763
8,342,400	Emerald Resources NL *	1,590,737
11,122,987	Evolution Mining Ltd. #	25,995,943
21,083,705	Gold Road Resources Ltd. * #	17,923,131
3,792,500	Northern Star Resources Ltd. #	24,567,765
3,934,757	OceanaGold Corp. (CAD)	3,774,548
6,232,448	Saracen Mineral Holdings Ltd. * #	14,014,912
44,693,900	West African Resources Ltd. ‡ * #	11,533,775
		111,008,481
Canada: 65.5%
678,000	Agnico-Eagle Mines Ltd. (USD)	26,977,620
2,275,214	Alamos Gold, Inc. (USD)	11,376,070
1,008,885	Auryn Resources, Inc. *	939,131
13,514,036	B2Gold Corp. (USD)	41,352,950
2,753,300	Barrick Gold Corp. (USD)	50,440,456
1,857,800	Bear Creek Mining Corp. *	1,557,738
667,000	Bear Creek Mining Corp. (USD) *	547,674
948,000	Bear Creek Mining Corp. (USD) * ø	778,403
3,784,730	Bonterra Resources, Inc. ‡ *	2,205,272
4,424,800	Columbus Gold Corp. *	345,859
6,775,859	Corvus Gold, Inc. ‡ *	6,692,563
3,456,200	Eastmain Resources, Inc. *	159,634
2,320,000	Eastmain Resources, Inc. (USD) * #	99,760
1,271,082	Equinox Gold Corp. *	8,490,138
1,060,200	Equinox Gold Corp. (USD) *	7,029,126
3,033,227	First Mining Gold Corp. *	387,963
152,900	Franco-Nevada Corp. (USD) †	15,216,608
5,451,286	GoGold Resources, Inc. * †	2,091,732
4,470,444	Gold Standard Ventures Corp. (USD) *	2,230,752
4,418,700	Kinross Gold Corp. (USD) *	17,586,426
1,698,748	Kirkland Lake Gold Ltd. (USD)	50,282,941
22,979,482	Liberty Gold Corp. ‡ *	14,206,032
742,500	Lundin Gold, Inc. *	4,131,155
3,579,000	Marathon Gold Corp. *	2,644,895
2,614,200	Midas Gold Corp. *	854,496
637,680	Nighthawk Gold Corp. *	575,466
542,600	NovaGold Resources, Inc. (USD) *	4,004,388
3,375,000	Orezone Gold Corp. * #	1,043,221
9,083,675	Orezone Gold Corp. *	2,807,787
363,300	Osisko Gold Royalties Ltd. (USD) †	2,702,952
5,102,100	Osisko Mining, Inc. *	8,084,760
2,941,600	Otis Gold Corp. *	209,024
870,400	Pretium Resources, Inc. (USD) *	4,935,168
3,612,000	Probe Metals, Inc. *	1,565,636
15,825,100	Pure Gold Mining, Inc. *	6,859,455
8,976,056	Rio2 Ltd. *	1,658,335
9,265,500	Sabina Gold and Silver Corp. *	7,703,144
826,700	SSR Mining, Inc. (USD) *	9,407,846
1,119,986	Wheaton Precious Metals Corp. (USD) †	30,833,215
5,354,909	Yamana Gold, Inc. (USD)	14,726,000
		365,741,791
Monaco: 0.5%
196,479	Endeavour Mining Corp. (CAD) *	2,793,679
South Africa: 3.1%
843,800	AngloGold Ashanti Ltd. (ADR)	14,032,394
670,100	Gold Fields Ltd. (USD)	3,182,975
		17,215,369
United States: 10.2%
2,160,000	Argonaut Gold, Inc. (CAD) *	1,657,642
1,223,076	Newmont Mining Corp.	55,380,881
		57,038,523
Total Common Stocks (Cost: $406,274,024)		553,797,843
WARRANTS: 0.6%
Canada: 0.6%
352,000	Bonterra Resources, Inc. (CAD 3.10, expiring 08/20/21) * # ∞	1,876
938,434	Equinox Gold Corp. (CAD 11.18, expiring 05/24/20) * # ∞	320,080
2,725,643	GoGold Resources, Inc. (CAD 0.85, expiring 02/25/22) * # ∞	203,363
10,822,000	Liberty Gold Corp. (CAD 0.60, expiring 10/02/21) * # ∞	2,422,319
1,754,500	Marathon Gold Corp. (CAD 1.60, expiring 09/30/21) * # ∞	130,905
1,975,000	Probe Metals, Inc. (CAD 1.45, expiring 06/19/20) * # ∞	0
5,058,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 05/24/20) * # ∞	80,876
3,172,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 07/18/22) * # ∞	287,425
Total Warrants (Cost: $2,190,526)		3,446,844
MONEY MARKET FUND: 0.9% (Cost: $4,922,675)
4,922,675	Invesco Treasury Portfolio - Institutional Class	4,922,675
Total Investments Before Collateral for Securities Loaned: 100.7% (Cost: $413,387,225)		562,167,362
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $1,536,571)
Money Market Fund: 0.3%
1,536,571	State Street Navigator Securities Lending Government Money Market Portfolio	1,536,571
Total Investments: 101.0% (Cost: $414,923,796)		563,703,933
Liabilities in excess of other assets: (1.0)%		(5,391,872)
NET ASSETS: 100.0%		$558,312,061

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,576,576.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $109,139,209 which represents 19.5% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $778,403, or 0.1% of net assets.
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Restricted securities held by the Fund as of March 31, 2020 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp. (USD)	08/15/2015	948,000	$2,865,267	$778,403	0.1%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	0.2%	$1,198,525
Gold	91.1	512,152,640
Precious Metals & Minerals	2.3	13,060,307
Silver	5.5	30,833,215
Money Market Fund	0.9	4,922,675
	100.0%	$562,167,362

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2020 is set forth below:

Affiliates	Value 12/31/19		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20
Bonterra Resources, Inc.	$—	(a)	$—	$—	$—	$—	$(4,352,537)	$2,205,272
Corvus Gold, Inc.	11,218,742		—	—	—	—	(4,526,179)	6,692,563
Liberty Gold Corp.	15,682,873		2,290,725	—	—	—	(3,767,566)	14,206,032
Liberty Gold Corp.	2,603,383		—	(1,320,918)	—	—	(1,282,465)	—
Liberty Gold Corp. Warrant	3,750,260		—	—	—	—	(1,327,941)	—	(b)
West African Resources Ltd.	—	(a)	771,124	—	—	—	(1,961,698)	11,533,775
	$33,255,258		$3,061,849	$(1,320,918)	$—	$—	$(17,218,386)	$34,637,642

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 4.5%
4,382	Bank of America Corp.	$93,030
2,743	US Bancorp	94,496
5,394	Wells Fargo & Co.	154,808
		342,334
Capital Goods: 11.6%
526	Boeing Co.	78,448
1,804	Caterpillar, Inc.	209,336
3,450	Emerson Electric Co.	164,392
1,338	General Dynamics Corp.	177,031
580	Raytheon Co.	76,067
1,772	United Technologies Corp.	167,153
		872,427
Consumer Durables & Apparel: 4.2%
2,382	NIKE, Inc.	197,087
2,581	Polaris Industries, Inc.	124,275
		321,362
Diversified Financials: 11.5%
1,041	American Express Co.	89,120
1,035	Berkshire Hathaway, Inc. *	189,229
474	BlackRock, Inc.	208,546
1,833	State Street Corp.	97,644
995	T. Rowe Price Group, Inc.	97,162
5,471	The Charles Schwab Corp.	183,935
		865,636
Energy: 3.6%
4,402	Cheniere Energy, Inc. *	147,467
12,020	Core Laboratories NV	124,287
		271,754
Food, Beverage & Tobacco: 8.9%
4,777	Altria Group, Inc.	184,726
640	Constellation Brands, Inc.	91,750
3,305	Kellogg Co.	198,267
2,664	Philip Morris International, Inc.	194,365
		669,108
Health Care Equipment & Services: 7.9%
2,120	Medtronic Plc	191,182
1,503	Veeva Systems, Inc. *	235,024
1,701	Zimmer Biomet Holdings, Inc.	171,937
		598,143
Materials: 4.8%
4,428	Compass Minerals International, Inc. †	170,345
8,169	Corteva, Inc.	191,971
		362,316
Media & Entertainment: 5.2%
2,668	Comcast Corp.	91,726
1,162	Facebook, Inc. *	193,822
2,777	John Wiley & Sons, Inc. †	104,110
		389,658
Pharmaceuticals / Biotechnology: 12.7%
731	Biogen, Inc. *	231,274
1,841	Bristol-Myers Squibb Co.	102,617
3,022	Gilead Sciences, Inc.	225,925
2,542	Merck & Co., Inc.	195,581
6,215	Pfizer, Inc.	202,858
		958,255
Retailing: 3.1%
121	Amazon.com, Inc. *	235,916
Semiconductor: 7.6%
1,974	Applied Materials, Inc.	90,449
3,945	Intel Corp.	213,503
686	KLA-Tencor Corp.	98,606
2,563	Microchip Technology, Inc. †	173,771
		576,329
Software & Services: 11.7%
3,138	Blackbaud, Inc.	174,316
2,324	Guidewire Software, Inc. *	184,316
646	Microsoft Corp.	101,881
1,367	Salesforce.com, Inc. *	196,821
776	ServiceNow, Inc. *	222,386
		879,720
Transportation: 1.3%
1,680	CSX Corp.	96,264
Utilities: 1.4%
1,461	Dominion Energy, Inc.	105,469
Total Common Stocks (Cost: $8,402,303)		7,544,691
MONEY MARKET FUND: 0.2% (Cost: $12,873)

12,873	Invesco Treasury Portfolio - Institutional Class	12,873
Total Investments: 100.2% (Cost: $8,415,176)		7,557,564
Liabilities in excess of other assets: (0.2)%		(12,737)
NET ASSETS: 100.0%		$7,544,827

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $247,578.

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.1%	$389,658
Consumer Discretionary	7.4	557,278
Consumer Staples	8.8	669,108
Energy	3.6	271,754
Financials	16.0	1,207,970
Health Care	20.6	1,556,398
Industrials	12.8	968,691
Information Technology	19.3	1,456,049
Materials	4.8	362,316
Utilities	1.4	105,469
Money Market Fund	0.2	12,873
	100.0%	$7,557,564

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.7% (a)
82,999	iShares Barclays Aggregate Bond Fund	$9,575,595
35,994	iShares MSCI Eurozone ETF †	1,098,177
8,433	iShares MSCI Pacific ex Japan ETF †	285,963
2,962	iShares MSCI South Korea Capped ETF	138,977
9,321	iShares MSCI Switzerland Capped ETF †	329,590
19,144	iShares MSCI United Kingdom ETF	457,159
40,519	iShares Russell 1000 Growth Index Fund	6,104,187
25,440	iShares Russell 1000 Value ETF †	2,523,139
5,585	iShares Russell 2000 Growth ETF †	883,379
4,456	iShares Russell 2000 Value ETF †	365,526
32,057	JPMorgan BetaBuilders Japan ETF	656,207
31,113	Vanguard FTSE Emerging Markets ETF	1,043,841
111,148	Vanguard Total Bond Market ETF	9,486,482
Total Exchange Traded Funds (Cost: $32,454,865)		32,948,222
MONEY MARKET FUND: 1.2%
(Cost: $411,284)
411,284	Invesco Treasury Portfolio - Institutional Class	411,284
Total Investments Before Collateral for Securities Loaned: 100.9% (Cost: $32,866,149)		33,359,506
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1% (Cost: $1,026,610)
Money Market Fund: 3.1%
1,026,610	State Street Navigator Securities Lending Government Money Market Portfolio	1,026,610
Total Investments: 104.0% (Cost: $33,892,759)		34,386,116
Liabilities in excess of other assets: (4.0)%		(1,337,781)
NET ASSETS: 100.0%		$33,048,335

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov/
†	Security fully or partially on loan. Total market value of securities on loan is $3,069,855.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Exchange Traded Funds	98.8%	$32,948,222
Money Market Fund	1.2	411,284
	100.0%	$33,359,506

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 14.4%
Argentina: 2.1%
USD	362,000	Cia General de Combustibles SA Reg S 9.50%, 11/07/21	$256,549
	53,000	IRSA Inversiones y Representaciones SA Reg S 11.50%, 07/20/20	41,075
	180,000	IRSA Propiedades Comerciales SA Reg S 8.75%, 03/23/23	131,627
			429,251
Brazil: 0.3%
	69,000	Centrais Eletricas Brasileiras SA 144A 4.63%, 02/04/30 †	61,376
Indonesia: 2.4%
	333,000	Chandra Asri Petrochemical Tbk PT Reg S 4.95%, 11/08/24	252,973
	251,000	Pertamina Persero PT Reg S 5.63%, 05/20/43	255,986
			508,959
Ireland: 2.7%
	300,000	Aragvi Finance International DAC 144A 12.00%, 04/09/24	252,716
	302,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	298,980
			551,696
Luxembourg: 1.6%
	201,000	MHP Lux SA Reg S 6.25%, 09/19/29	158,790
	369,000	Puma International Financing SA Reg S 5.00%, 01/24/26	164,159
			322,949
Mexico: 0.0%
	380,000	Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	8
Mongolia: 1.1%
	315,000	Mongolian Mining Corp./Energy Resources LLC 144A 9.25%, 04/15/24	207,619
	28,000	Trade & Development Bank of Mongolia LLC Reg S 9.38%, 05/19/20	27,300
			234,919
Netherlands: 2.2%
		IHS Netherlands Holdco BV 144A
	86,000	7.13%, 03/18/25	76,110
	255,000	8.00%, 09/18/27	211,650
	212,989	MV24 Capital BV 144A 6.75%, 06/01/34	168,890
			456,650
Ukraine: 0.3%
	69,000	VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	57,960
United Kingdom: 0.4%
	160,000	Tullow Oil Plc 144A 7.00%, 03/01/25	41,195
	172,000	Tullow Oil Plc Reg S 7.00%, 03/01/25	44,285
			85,480
Vietnam: 1.3%
	325,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	276,567
Total Corporate Bonds (Cost: $4,059,546)			2,985,815
GOVERNMENT OBLIGATIONS: 82.3%
Angola: 2.5%
	194,000	Angolan Government International Bond Reg S 9.13%, 11/26/49	78,702
		Angolan Government International Bonds 144A
	462,000	8.00%, 11/26/29 †	192,885
	635,000	9.13%, 11/26/49 †	257,607
			529,194
Argentina: 7.0%
	878,000	Argentine Republic Government International Bond 6.88%, 04/22/21	264,717
CHF	1,915,000	Argentine Republic Government International Bond Reg S 3.38%, 10/12/20	611,169
		Provincia de Buenos Aires Reg S
USD	499	4.00%, 05/15/35 (s)	148
	178,018	10.88%, 01/26/21	56,966
	449,000	Provincia de Entre Rios Reg S 8.75%, 02/08/25	182,967
	13,000	Provincia de Mendoza 144A 8.38%, 05/19/24	5,980
	694,000	Provincia de Mendoza Reg S 8.38%, 05/19/24 †	319,240
			1,441,187
Azerbaijan: 3.2%
	763,000	Republic of Azerbaijan International Bond 144A 5.13%, 09/01/29	667,594
Belarus: 0.8%
BYN	400,000	Development Bank of the Republic of Belarus JSC 144A 12.00%, 05/15/22	156,418
Belize: 1.1%
USD	412,000	Belize Government International Bond Reg S 4.94%, 02/20/34 (s)	219,390
Colombia: 1.7%
		Colombian TES
COP	842,000,000	6.00%, 04/28/28	193,601
	665,400,000	6.25%, 11/26/25	158,884
			352,485
Dominican Republic: 8.7%
		Dominican Republic International Bonds 144A
USD	276,000	5.88%, 01/30/60	235,290
DOP	7,700,000	9.75%, 06/05/26	129,258
		Dominican Republic International Bonds Reg S
USD	560,000	6.40%, 06/05/49	498,571
	385,000	6.50%, 02/15/48	342,650
	365,000	7.45%, 04/30/44	357,700
DOP	14,350,000	8.90%, 02/15/23	247,659
			1,811,128
El Salvador: 7.6%
		El Salvador Government International Bonds Reg S
USD	76,000	5.88%, 01/30/25	67,355
	315,000	7.12%, 01/20/50 †	245,385
	524,000	7.65%, 06/15/35	450,800
	358,000	8.25%, 04/10/32	329,807
	488,000	8.63%, 02/28/29	477,529
			1,570,876
Gabon: 2.9%
	956,000	Gabon Government International Bond 144A 6.63%, 02/06/31	591,607
Indonesia: 10.3%
		Indonesia Treasury Bonds
IDR	2,700,000,000	7.00%, 09/15/30	155,196
	3,873,000,000	7.38%, 05/15/48	213,668
	13,056,000,000	7.50%, 06/15/35	751,925
	11,443,000,000	8.25%, 05/15/29 (a)	713,854
	4,862,000,000	8.38%, 03/15/34	296,460
			2,131,103
Laos: 1.3%
USD	280,000	Laos Government International Bond 144A 6.88%, 06/30/21	278,250
Mexico: 9.8%
		Mexican Bonos
MXN	11,180,000	8.00%, 11/07/47	471,056
	12,800,000	8.50%, 11/18/38	570,727
		Petroleos Mexicanos
USD	302,000	6.63%, 06/15/35	210,103
	510,000	6.75%, 09/21/47	337,470
MXN	13,590,000	7.47%, 11/12/26	435,527
			2,024,883
Mongolia: 2.2%
USD	466,000	Mongolia Government International Bond Reg S 10.88%, 04/06/21	461,340

Philippines: 1.2%
PHP	13,000,000	Philippine Government International Bond 4.95%, 01/15/21	253,698

South Africa: 7.7%
		Republic of South Africa Government Bonds
ZAR	15,447,000	8.00%, 01/31/30	709,108
	15,389,000	10.50%, 12/21/26	878,719
			1,587,827
Ukraine: 4.7%
UAH	11,526,000	Ukraine Government Bond 17.00%, 05/11/22	393,878
USD	132,000	Ukraine Government International Bond 144A 7.75%, 09/01/26	121,935
	500,000	Ukraine Government International Bond Reg S 7.38%, 09/25/32	456,254
			972,067
United Kingdom: 1.9%
UAH	11,900,000	Ukreximbank Via Biz Finance Plc Reg S 16.50%, 03/02/21	400,652

Uruguay: 7.7%
		Uruguay Government International Bonds Reg S
UYU	51,811,000	8.50%, 03/15/28 (a)	969,078
	28,837,000	9.88%, 06/20/22	627,983
			1,597,061
Total Government Obligations (Cost: $21,590,207)			17,046,760

Number Of Shares
COMMON STOCK: 0.0%
Mexico: 0.0% (Cost: $0)
	10,247	Corp. GEO SAB de CV * # ∞	0

MONEY MARKET FUND: 0.1% (Cost: $23,533)
	23,533	Invesco Treasury Portfolio - Institutional Class	23,533

Total Investments Before Collateral for Securities Loaned: 96.8% (Cost: $25,673,286)			20,056,108
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0% (Cost: $423,682)
Money Market Fund: 2.0%
	423,682	State Street Navigator Securities Lending Government Money Market Portfolio	423,682
Total Investments: 98.8% (Cost: $26,096,968)			20,479,790
Other assets less liabilities: 1.2%			240,320
NET ASSETS: 100.0%			$20,720,110

Definitions:

BYN	Belarusian Ruble
CHF	Swiss Franc
COP	Colombian Peso
DOP	Dominican Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(d)	Security in default of coupon payment
(s)	Step Bond – the rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
†	Security fully or partially on loan. Total market value of securities on loan is $533,860.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,289,887, or 20.7% of net assets.

Schedule of Open Forward Foreign Currency Contracts – March 31, 2020

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank And Trust Company	USD	1,273,535	TRY	8,338,469	4/10/2020	$(15,685)
State Street Bank And Trust Company	TRY	4,175,751	USD	665,957	4/10/2020	36,049
State Street Bank And Trust Company	TRY	4,162,718	USD	670,271	4/10/2020	42,329
State Street Bank And Trust Company	TRY	2,026,292	USD	303,678	5/4/2020	338
Net unrealized appreciation on forward foreign currency contracts						$ 63,031

Definitions:

TRY	Turkish Lira
USD	United States Dollar

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.3%	$252,973
Communications	0.3	57,960
Consumer, Cyclical	1.5	298,980
Consumer, Non-cyclical	0.8	158,790
Energy	5.7	1,138,683
Financial	2.2	452,718
Government	85.0	17,046,760
Industrial	1.4	287,768
Utilities	1.7	337,943
Money Market Fund	0.1	23,533
	100.0%	$20,056,108